As filed with the Securities and Exchange Commission on December 29, 2006
                                     Investment Company Act File number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

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CONNETICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006
(UNAUDITED)
===============================================================================

                                                                                                          Ratings (a)
     Face                                                          Maturity  Current      Value               Standard
   Amount                                                            Date   Coupon (b)   (Note 1)     Moody's  & Poor's
   ------                                                            ----   ----------    ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (26.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Bethel, CT BAN                                        07/31/07   3.73%  $ 2,011,089     MIG-1
  1,850,000   Danbury, CT BAN                                       08/03/07   3.72     1,860,483     MIG-1      SP-1+
  1,695,000   East Lyme, CT                                         07/19/07   3.72     1,699,710     MIG-1
  2,000,000   Fairfield, CT BAN                                     07/26/07   3.70     2,011,281     MIG-1      SP-1+
  1,735,000   Hamden, CT BAN                                        07/27/07   3.73     1,739,841     MIG-1      SP-1+
  1,000,000   Ledyard, CT BAN (c)                                   07/16/07   3.51     1,003,365
  1,500,000   Milford, CT BAN Lot B                                 05/04/07   3.49     1,503,705     MIG-1      SP-1+
  1,000,000   North St. Paul Maplewood-Oakdale School District #622, MN (c)
                                                                    08/13/07   3.85     1,004,858
  2,700,000   P-FLOAT Series PT-905 Related to StateConnecticut HEFA (St.Francis
              Hospital and Medical Center Issue) - Series C
              Insured by FGIC                                       02/08/07   3.45     2,700,000
  2,000,000   Regional School District No. 5 Amity, CT BAN          11/29/06   3.25     2,001,857     MIG-1
-----------                                                                           -----------
 17,480,000   Total Tax Exempt General Obligation Notes & Bonds                        17,536,189
-----------                                                                           -----------
Variable Rate Demand Instruments (d) (74.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Conneticut State Health Floater Trusts - Series 2006 - P58U
              Related to Conneticut State HEFA RB
              (Yale University Issue)- Series X-1                   07/01/42   3.57%  $ 3,000,000     VMIG-1       A-1
  3,000,000   Conneticut HEFA RB (Kingswood - Oxford School Issue) - Series B
              LOC Allied Irish Bank                                 07/01/30   3.55     3,000,000     VMIG-1
  1,400,000   Connecticut State Development Authority IDRB (Acucut Inc. Project) (c)
              LOC Wachovia Bank, N.A.                               06/01/18   3.70     1,400,000
    500,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology Inc.) - Series 1984
              LOC Wachovia Bank, N.A.                               12/01/14   3.43       500,000                 A-1+
  3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
              LOC KBC Bank,N.V.                                     07/01/24   3.53     3,000,000     VMIG-1       A-1
  2,420,000   Connecticut State HEFA (Salisbury School Issue) - Series B
              LOC  Fleet National Bank                              07/01/34   3.53     2,420,000                 A-1+
  2,880,000   Connecticut State HEFA (Eastern Connecticut Health) - Series B
              LOC Comerica Bank                                     07/01/34   3.53     2,880,000     VMIG-1      A-1+
  1,500,000   Connecticut State HEFA (University of New Haven) Series 2005E
              LOC Wachovia Bank, N.A.                               07/01/35   3.55     1,500,000                 A-1+
  3,800,000   Connecticut State HEFA RB (Yale University Issue)-Series T
                                                                    07/01/29   3.60     3,800,000     VMIG-1      A-1+
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center For Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                             07/01/22   3.53     1,160,000                 A-1+
  1,315,000   Connecticut State HEFA RB (Eastern Conneticut Health
              Network Issue) - Series A, Putters 215
              Insured by Radian Asset Assurance, Inc.               07/01/30   3.59     1,315,000                 A-1+
  1,000,000   Connecticut State HFA
              (Housing Mortgage Finance Program) - Series 2001 A-3
              Insured by AMBAC Assurance Corporation                05/15/32   3.60     1,000,000     VMIG-1      A-1+
  1,300,000   Conneticut State HFA
              (Housing Mortgage Finance Program) - Series 2002 B-1 thru B-3
              Insured by AMBAC Assurance Corporation                05/15/33   3.60     1,300,000     VMIG-1
  1,125,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                        12/01/10   3.56     1,125,000     P-1         A-1+
    500,000   Floater Trusts - Series 2006FR/RI - K47
              Related to Conneticut State HFA Housing Mortgage Financial
              Program Bonds - Series 2006F                          11/15/15   3.62       500,000     VMIG-1
  1,000,000   Fulton County, KY Industrial Building RB - Series 2006
              LOC Branch Bank & Trust Company                       07/01/26   3.69     1,000,000     P-1         A-1+
  1,000,000   Gulf Coast, TX Tax- Exempt Facilities IRB
              (BP Global Power Project)- Series 2003                04/01/38   3.66     1,000,000     VMIG-1
  1,345,000   Michigan State Strategic Fund
              (Ilmor Engineering Inc. Project) - Series 2006
              LOC Fifth Third Bank                                  03/01/36   3.65     1,345,000
  2,000,000   Morgan Stanley & Co., Inc. Trust Floater Certificates Series 2000-515
              (Related to State of Connecticut GO Refunding
              2001 - Series C)                                      12/15/13   3.58     2,000,000     VMIG-1
  1,000,000   Nashville & Davidson County, TN Health & Educational Facilities
              Board MHRB (Wedgewood Towers Project) - Series 2004B (c)
              LOC Amsouth Bank, N.A.                                06/01/34   3.70     1,000,000
    430,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                04/01/20   3.57       430,000                 A-1+
  3,000,000   ROCs II - R Trust - Series 402 Related to Connecticut Housing Finance
              Authority (Housing Mortgage Finance Program Bonds) 2003 Series E-2
              Insured by MBIA Insurance Corp                        11/15/33   3.62     3,000,000     VMIG-1
  2,000,000   ROCs II - R Trust - Series 596 Related to the State of Connecticut
              GO Refunding Bonds (2004 Series B)
              Insured by MBIA Insurance Corp                        06/01/14   3.59     2,000,000     VMIG-1
  2,000,000   Societe Generale Municipal Securities Trust Reciepts Seires 1997
              SGA 43 Related to Puerto Rico Electric Power Authority Power RB
              Insured by MBIA  Insurance Corp                       07/01/22   3.55     2,000,000                 A-1+
  3,000,000   State of Connecticut HEFA RB (Greenwich Family YMCA) - Series A
              LOC Bank of New York                                  07/01/35   3.57     3,000,000     VMIG-1
  3,000,000   State of Connecticut HEFA RB (Hotchkiss School) - Series A
                                                                    07/01/30   3.55     3,000,000     VMIG-1      A-1+
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico
              Public Improvement Refunding Bonds, Series 2001
              Insured by FSA                                        07/01/27   3.57       500,000                 A-1+
  1,850,000   Weston, CT ROCs  II R Trusts - Series 6501            07/15/22   3.59     1,850,000     VMIG-1
-----------                                                                           -----------
 50,025,000   Total Variable Rate Demand Instruments                                   50,025,000
-----------                                                                           -----------
              Total Investments (101.09%) (cost $67,561,189)                           67,561,189
              Liabilities in excess of cash and other assets (-1.09%)                   (726,631)
                                                                                      -----------
              Net Assets (100.00%)                                                    $66,834,558
                                                                                      ===========

FOOTNOTES:

Note 1: Valuation of Securities - Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.



     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.
          Ratings are unaudited. In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) The interest rate shown reflects the security's current coupon, unless yield is available.

     (c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 MHRB   =   Multi-Family Housing Revenue Bond
     FSA     =  Financial Security Assurance                         RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificate
     HEFA    =  Health and Education Facilities Authority            TIC    =   Trust Inverse Certificate
     HFA     =  Housing Finance Authority                            TOC    =   Tender Option Certificate
     IDRB    =  Industrial Development Revenue Bond



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

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: December 29, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: December 29, 2006

* Print the name and title of each signing officer under his or her signature.